CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues
Trading and manufacturing	$ 9,619		$ 9,476		$ 11,877
Engineering	11,769		3,881		5,522
Total revenues	21,388		13,357		17,399
Cost of revenues
Trading and manufacturing	(6,938)		(7,048)		(9,285)
Engineering	(8,755)		(2,624)		(3,697)
Total cost of revenues	(15,693)		(9,672)		(12,982)
Gross profit	5,695		3,685		4,417
Finance costs	(3)		(12)		(4)
Selling and administrative expenses	(4,911)		(5,374)		(4,853)
Operating (loss) / income	781		(1,701)		(440)
Interest income	23		28		83
Other income	127		307		52
Gain / (loss) on disposal of property, plant and equipment	(10)		1,429		(5)
Equity in income / (loss) of affiliates	355		435		137
Net income / (loss) before income taxes	1,276		498		(173)
Income taxes (expense) / credit	90		(96)		(37)
Net income / (loss)	1,366		402		(210)
Net loss / (income) attributable to non-controlling interests	(377)		367		64
Net (loss) / income attributable to entity shareholders	989		769		(146)
Other comprehensive (loss) / income
Net income / (loss)	1,366		402		(210)
Foreign exchange translation adjustments	(52)		(31)		(8)
Comprehensive (loss) / income	1,314		371		(218)
Comprehensive loss attributable to non-controlling interests	(389)		350		78
Comprehensive (loss) / income attributable to the Company	$ 925		$ 721		$ (140)
Net income / (loss) per ordinary share attributable to entity
- Basic | $ / shares	$ 0.19		$ 0.25		$ (0.06)
- Diluted | $ / shares	$ 0.19		$ 0.25		$ (0.06)
Weighted average number of ordinary shares outstanding
- Basic | shares	5,154,759,000	5,154,759,000	3,092,859,000	3,092,859,000	2,301,993,000	2,301,993,000
- Diluted | shares	5,154,759,000	5,154,759,000	3,092,859,000	3,092,859,000	2,301,993,000	2,301,993,000
Weighted average ordinary shares outstanding | shares	5,154,759	5,154,759	3,092,859	3,092,859	2,301,993	2,301,993
ZHEJIANG TIANLAN
Revenues
Total revenues | ¥		¥ 330,841		¥ 304,710		¥ 277,581
Cost of revenues
Total cost of revenues | ¥		(275,455)		(261,478)		(227,632)
Gross profit | ¥		55,386		43,232		49,949
Operating (loss) / income | ¥		3,225		(17,161)		6,210
Interest income | ¥		46		30		50
Other income | ¥		11,594		39,646		6,276
Net income / (loss) before income taxes | ¥		12,880		15,358		4,654
Income taxes (expense) / credit | ¥		698		(1,858)		(296)
Net income / (loss) | ¥		13,578		13,500		4,358
Net loss / (income) attributable to non-controlling interests | ¥		2,293		(2,032)		(484)
Net (loss) / income attributable to entity shareholders | ¥		11,285		15,532		4,842
Weighted average number of ordinary shares outstanding
Selling and administrative expenses | ¥		52,161		60,393		43,739
Interest expense | ¥		747		1,676		2,258
Other losses | ¥		¥ (1,238)		¥ (5,481)		¥ (5,624)
Net income per ordinary share attributable to Zhejiang Tianlan Environmental Protection Technology Company Limited's shareholders | ¥ / shares		¥ 0.14		¥ 0.19		¥ 0.06
Weighted average ordinary shares outstanding | shares	82,572,000	82,572,000	82,572,000	82,572,000	82,572,000	82,572,000